UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 65.0%
DIVERSIFIED 4.0%
American Assets Trust(a)	214,357	$8,557,132
Vornado Realty Trust(a),(b)	354,547	33,479,873
		42,037,005
HEALTH CARE 9.0%
HCP(a),(b)	648,001	21,111,873
Healthcare Trust of America, Class A(a),(b)	549,593	16,169,026
Omega Healthcare Investors(a),(b)	689,610	24,343,233
Physicians Realty Trust(a),(b)	813,881	15,121,909
Ventas	284,241	17,895,813
		94,641,854
HOTEL 2.4%
Host Hotels & Resorts(a),(b)	989,061	16,517,319
Sunstone Hotel Investors(a),(b)	599,110	8,387,540
		24,904,859
INDUSTRIALS 0.9%
Duke Realty Corp.(a)	422,696	9,527,568
NET LEASE 3.7%
Gaming and Leisure Properties	89,120	2,755,590
National Retail Properties(a),(b)	331,108	15,297,190
Spirit Realty Capital(a),(b)	1,299,599	14,620,489
STORE Capital Corp.	244,923	6,338,607
		39,011,876
OFFICE 5.0%
Alexandria Real Estate Equities	26,505	2,409,040
Cousins Properties	143,168	1,486,084
Douglas Emmett(a),(b)	308,082	9,276,349
Kilroy Realty Corp.(a),(b)	296,048	18,316,490
PS Business Parks(a)	90,942	9,140,580
SL Green Realty Corp.(a),(b)	120,815	11,704,557
		52,333,100
RESIDENTIAL 13.5%
APARTMENT 12.0%
Apartment Investment & Management Co.(a),(b)	386,748	16,173,801
Colony Starwood Homes(a),(b)	306,079	7,575,455
Education Realty Trust(a)	185,181	7,703,530

	Number of Shares	Value
Equity Residential(a),(b)	362,977	$27,234,164
Essex Property Trust(a),(b)	107,418	25,120,774
Mid-America Apartment Communities(a),(b)	167,228	17,092,374
UDR(a),(b)	673,132	25,935,776
		126,835,874
MANUFACTURED HOME 1.5%
Sun Communities(a)	213,633	15,298,259
TOTAL RESIDENTIAL		142,134,133
SELF STORAGE 6.3%
CubeSmart(a),(b)	665,541	22,162,515
Extra Space Storage(a),(b)	418,388	39,102,542
Sovran Self Storage(a),(b)	43,843	5,171,282
		66,436,339
SHOPPING CENTERS 14.9%
COMMUNITY CENTER 5.3%
Brixmor Property Group	564,805	14,470,304
DDR Corp.(a),(b)	949,842	16,897,689
Ramco-Gershenson Properties Trust(a),(b)	557,383	10,049,615
Regency Centers Corp.(a),(b)	153,735	11,507,065
Tanger Factory Outlet Centers	91,602	3,333,397
		56,258,070
REGIONAL MALL 9.6%
General Growth Properties(a),(b)	655,786	19,496,518
Pennsylvania REIT(a)	377,207	8,241,973
Simon Property Group(a),(b)	352,551	73,221,317
		100,959,808
TOTAL SHOPPING CENTERS		157,217,878
SPECIALTY 5.3%
CyrusOne(a)	258,025	11,778,841
DuPont Fabros Technology	87,335	3,539,687
Equinix(a),(b)	79,191	26,189,256
QTS Realty Trust, Class A(a),(b)	305,320	14,466,062
		55,973,846
TOTAL COMMON STOCK (Identified cost—$476,684,532)		684,218,458

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 28.4%
BANKS 7.6%
Bank of America Corp., 6.20%, Series CC	134,575	$3,505,679
Bank of America Corp., 6.50%, Series Y(a)	341,463	9,038,526
BB&T Corp., 5.625%	65,175	1,648,928
BB&T Corp., 5.20%, Series F	79,981	2,015,521
Capital One Financial Corp., 6.25%, Series C(a)	27,584	725,735
Citigroup, 6.875%, Series K(a)	83,974	2,297,529
Citigroup, 6.30%, Series S	165,000	4,293,300
Farm Credit Bank of Texas, 6.75%, 144A(c)	63,000	6,784,312
Fifth Third Bancorp, 6.625%, Series I(a)	155,465	4,520,922
First Republic Bank, 5.50%	54,199	1,361,479
First Republic Bank, 5.50%, Series G	4,175	104,417
GMAC Capital Trust I, 6.402%, due 2/15/40, Series 2 (TruPS) (FRN)	164,847	4,040,400
Huntington Bancshares, 6.25%, Series D	154,000	3,957,800
JPMorgan Chase & Co., 6.10%, Series AA	50,000	1,306,500
JPMorgan Chase & Co., 6.15%, Series BB	75,000	1,956,750
JPMorgan Chase & Co., 6.125%, Series Y	130,000	3,404,700
PNC Financial Services Group, 6.125%, Series P(a)	122,500	3,567,200
Regions Financial Corp., 6.375%, Series B	209,686	5,674,103
SunTrust Banks, 5.875%, Series E	90,014	2,322,361
US Bancorp, 6.50%, Series F	78,991	2,323,915
Wells Fargo & Co., 5.85%(a)	270,142	7,120,943
Wells Fargo & Co., 6.625%	46,774	1,371,881
Wells Fargo & Co., 5.70%, Series W	117,835	3,051,926
Zions Bancorp, 7.90%, Series F(a)	84,067	2,275,694
Zions Bancorp, 6.30%, Series G	45,086	1,160,965
		79,831,486
BANKS—FOREIGN 1.9%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a)	315,000	8,240,400
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	100,000	2,595,000
HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	100,000	2,620,000
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)(a)	219,392	5,669,089
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	31,081	791,012
		19,915,501

	Number of Shares	Value
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.4%
Integrys Holdings, 6.00%, due 8/1/73(d)	162,977	$4,303,619
REGULATED ELECTRIC 0.9%
Southern Co./The, 6.25%, due 10/15/75	330,000	9,018,900
TOTAL ELECTRIC		13,322,519
FINANCIAL 2.3%
DIVERSIFIED FINANCIAL SERVICES 0.3%
KKR & Co. LP, 6.75%, Series A	140,000	3,530,800
INVESTMENT BANKER/BROKER 2.0%
Charles Schwab Corp./The, 5.95%, Series D	172,400	4,491,020
Morgan Stanley, 6.875%(a)	316,012	8,576,566
Morgan Stanley, 6.375%, Series I	303,517	7,912,688
		20,980,274
TOTAL FINANCIAL		24,511,074
INDUSTRIALS—CHEMICALS 1.0%
CHS, 6.75%(a)	130,453	3,466,136
CHS, 7.50%, Series 4	74,495	2,073,196
CHS, 7.10%, Series II(a)	193,453	5,356,714
		10,896,046
INSURANCE 4.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)	44,521	1,169,567
MULTI-LINE 2.0%
American Financial Group, 5.75%, due 8/25/42	200,000	5,146,000
American Financial Group, 6.00%, due 11/15/55	99,000	2,514,600
American Financial Group, 6.25%, due 9/30/54	139,041	3,698,491
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,999,200
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	67,397	2,104,134
WR Berkley Corp., 5.625%, due 4/30/53(a)	117,836	2,954,148
WR Berkley Corp., 5.90%, due 3/1/56	112,600	2,847,654
		21,264,227
MULTI-LINE—FOREIGN 1.0%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,911,334
PartnerRe Ltd., 6.50%, Series D (Bermuda)	64,770	1,715,110
PartnerRe Ltd., 7.25%, Series E (Bermuda)	167,275	4,732,210
		10,358,654

	Number of Shares	Value
REINSURANCE 0.1%
Reinsurance Group of America, 6.20%, due 9/15/42	26,133	$741,655
REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	114,309	3,018,901
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,798,400
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	49,728	1,286,960
Endurance Speciality Holdings Ltd., 6.35%, Series C (Bermuda)	177,000	4,639,170
		11,743,431
TOTAL INSURANCE		45,277,534
INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Qwest Corp., 7.00%, due 4/1/52	55,429	1,413,439
Qwest Corp., 7.375%, due 6/1/51	100,000	2,553,000
		3,966,439
REAL ESTATE 7.2%
DIVERSIFIED 2.0%
Coresite Realty Corp., 7.25%, Series A	79,200	2,059,200
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,536	3,704,725
National Retail Properties, 5.70%, Series E	73,266	1,906,381
NorthStar Realty Finance Corp., 8.50%, Series D	90,426	2,043,628
VEREIT, 6.70%, Series F(a)	323,710	8,199,574
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	102,536	2,761,295
		20,674,803
HOTEL 0.8%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,658,214
Hospitality Properties Trust, 7.125%, Series D	107,050	2,798,287
Sunstone Hotel Investors, 6.95%, Series E	65,000	1,706,250
		8,162,751
INDUSTRIALS 0.8%
Gramercy Property Trust, 7.125%, Series A	151,270	3,933,020
Monmouth Real Estate Investment Corp., 7.875%, Series B	87,500	2,308,250
STAG Industrial, 6.875%, Series C	96,000	2,538,240
		8,779,510
OFFICE 0.2%
Corporate Office Properties Trust, 7.375%, Series L(a)	100,000	2,600,000

	Number of Shares	Value
RESIDENTIAL 0.3%
APARTMENT 0.2%
American Homes 4 Rent, 5.00%, Series A	79,685	$2,110,856
MANUFACTURED HOME 0.1%
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,570,966
TOTAL RESIDENTIAL		3,681,822
SELF STORAGE 0.2%
Public Storage, 5.375%, Series V	89,880	2,304,523
SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.6%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,547,270
DDR Corp., 6.50%, Series J	60,000	1,557,000
Inland Real Estate Corp., 8.125%, Series A	171,427	4,407,388
Inland Real Estate Corp., 6.95%, Series B	121,388	3,049,874
Saul Centers, 6.875%, Series C	84,140	2,233,917
		16,795,449
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,043,304
TOTAL SHOPPING CENTERS		24,838,753
SPECIALTY 0.5%
Digital Realty Trust, 7.375%, Series H	60,000	1,665,000
Digital Realty Trust, 6.35%, Series I	140,000	3,612,000
		5,277,000
TOTAL REAL ESTATE		76,319,162
TECHNOLOGY—SOFTWARE 0.4%
eBay, 6.00%, due 2/1/56	173,000	4,359,600
TRANSPORT—MARINE—FOREIGN 0.1%
Seaspan Corp., 9.50%, Series C (Hong Kong)	60,786	1,537,278
UTILITIES 1.9%
Entergy New Orleans, 5.50%, due 4/1/66	140,000	3,561,600
SCE Trust III, 5.75%	52,698	1,416,522
SCE Trust IV, 5.375%, Series J	272,000	7,080,160
SCE Trust V, 5.45%, Series K	277,849	7,404,676
		19,462,958
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$280,458,956)		299,399,597

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 37.4%
BANKS 10.1%
AgriBank FCB, 6.875%	38,000	$4,030,375
Bank of America Corp., 6.10%, Series AA	2,575,000	2,539,594
Bank of America Corp., 6.30%, Series DD	7,900,000	8,156,750
Bank of America Corp., 6.50%, Series Z(a)	10,113,000	10,451,280
Citigroup, 6.125%, Series R	2,806,000	2,816,438
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	5,829,795
CoBank ACB, 6.25%, 144A(a),(c)	33,000	3,390,750
CoBank ACB, 6.125%, Series G(a)	46,500	4,413,143
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,526,250
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	600,000	701,808
Huntington Bancshares, 8.50%, Series A (Convertible)(a)	3,212	4,368,320
JPMorgan Chase & Co., 7.90%, Series I(a)	10,000,000	10,012,500
JPMorgan Chase & Co., 6.75%, Series S(a)	8,650,000	9,508,512
JPMorgan Chase & Co., 5.30%, Series Z	3,225,000	3,241,125
PNC Financial Services Group, 6.75%	6,275,000	6,870,498
US Bancorp, 5.125%, Series I	1,583,000	1,614,739
Wells Fargo & Co., 7.98%, Series K(a)	11,475,000	11,889,821
Wells Fargo & Co., 5.90%, Series S	1,369,000	1,389,108
Wells Fargo & Co., 5.875%, Series U	3,870,000	4,137,224
Zions Bancorporation, 7.20%, Series J	3,997,000	4,096,925
		106,984,955
BANKS—FOREIGN 10.5%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)	3,400,000	3,479,381
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	2,600,000	2,681,250
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	3,375,000	3,634,453
Barclays PLC, 8.00% (EUR) (United Kingdom)	2,050,000	2,262,714
Barclays PLC, 8.25% (United Kingdom)(a)	5,320,000	5,333,726
BNP Paribas, 7.195%, 144A (France)(a),(b),(c)	3,300,000	3,572,250
BNP Paribas, 7.375%, 144A (France)(c)	2,000,000	1,937,500
BNP Paribas SA, 7.625%, 144A (France)(c)	4,200,000	4,233,600
Credit Agricole SA, 8.125%, 144A (France)(c)	7,300,000	7,310,914
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(c)	4,805,000	4,743,136
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(b),(c)	7,235,906	8,411,741
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,343,263
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(c)	8,442,000	12,473,055

	Number of Shares	Value
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(c)	2,400,000	$2,208,000
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	7,366,000	7,310,018
Nationwide Building Society, 10.25% (GBP) (United Kingdom)	4,790,000	8,599,886
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(c)	5,800,000	6,981,170
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	2,500,000	2,331,250
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	5,691,000	6,686,925
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	2,100,000	2,007,600
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(c)	2,250,000	2,266,875
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a),(b)	1,750,000	2,006,898
UBS Group AG, 6.875% (Switzerland)	3,400,000	3,375,761
UBS Group AG, 7.125% (Switzerland)	3,000,000	3,042,735
		110,234,101
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.6%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(c)	3,000,000	2,977,500
State Street Corp., 5.25%, Series F	3,005,000	3,057,888
		6,035,388
FOOD 1.0%
Dairy Farmers of America, 7.875%, 144A(c),(e)	40,100	4,253,106
Dairy Farmers of America, 7.875%, 144A ($100 Par Value)(c)	62,000	6,351,125
		10,604,231
INDUSTRIALS—DIVERSIFIED MANUFACTURING 2.3%
General Electric Co., 5.00%, Series D	23,586,000	24,323,063
INSURANCE 11.1%
LIFE/HEALTH INSURANCE 2.4%
MetLife, 5.25%, Series C	4,266,000	4,087,361
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(c)	2,000,000	2,310,000
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a),(c)	8,065,000	10,958,319
Prudential Financial, 5.625%, due 6/15/43	7,384,000	7,529,834
		24,885,514
LIFE/HEALTH INSURANCE—FOREIGN 4.3%
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	3,800,000	3,915,227
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(c)	3,400,000	3,689,000

	Number of Shares	Value
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (Netherlands)	3,200,000	$3,210,864
La Mondiale Vie, 7.625% (France)	5,700,000	5,975,384
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)(c)	10,150,000	10,956,418
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)(c)	10,000,000	10,424,750
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(c)	2,200,000	2,351,250
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(c)	3,800,000	4,417,500
		44,940,393
MULTI-LINE 0.4%
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,567,500
MULTI-LINE—FOREIGN 0.9%
Aviva PLC, 8.25% (United Kingdom)	2,700,000	2,896,330
AXA SA, 8.60%, due 12/15/30 (France)(a)	2,400,000	3,168,000
AXA SA, 6.463%, 144A (France)(c)	3,250,000	3,323,125
		9,387,455
PROPERTY CASUALTY 0.6%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(c)	6,150,000	6,718,875
PROPERTY CASUALTY—FOREIGN 1.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(c)	3,250,000	3,847,188
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(c)	3,800,000	4,118,250
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	6,003,000	6,267,132
RL Finance Bonds No. 3 PLC, 6.125%, due 11/13/28 (GBP) (United Kingdom)	3,200,000	4,718,076
Sompo Japan Nipponkoa Insurance, 5.325%, due 3/28/73, 144A (Japan)(c)	600,000	652,500
		19,603,146
REINSURANCE—FOREIGN 0.6%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,457,500
TOTAL INSURANCE		116,560,383
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(c)	6,254	7,489,165

	Number of Shares	Value
UTILITIES 1.1%
ELECTRIC UTILITIES 0.2%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D(a)	2,140,000	$2,000,472

ELECTRIC UTILITIES—FOREIGN 0.8%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a),(c)	8,010,000	8,931,150

MULTI-UTILITIES 0.1%
Dominion Resources, 5.75%, due 10/1/54(a)	1,198,000	1,151,877
TOTAL UTILITIES		12,083,499
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$365,036,730)		394,314,785

	Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Embarq Corp., 7.995%, due 6/1/36	$3,210,000	3,107,087
Frontier Communications Corp., 9.00%, due 8/15/31(a)	4,397,000	3,803,405
TOTAL CORPORATE BONDS (Identified cost—$7,617,875)		6,910,492

	Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(f)	3,300,000	3,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,300,000)		3,300,000

TOTAL INVESTMENTS (Identified cost—$1,133,098,093)	131.8%	$1,388,143,332
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.8)	(334,990,147)
NET ASSETS (Equivalent to $22.14 per share based on 47,566,736 shares of common stock outstanding)	100.0%	$1,053,153,185

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $711,169,527  in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $322,021,532 in aggregate has been rehypothecated.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 15.0% of the net assets of the Fund, of which 0.4% are illiquid.

(d) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,214,690 in aggregate has been segregated as collateral.

(e) Illiquid security. Aggregate holdings equal 0.4% of the net assets of the Fund.

(f) Rate quoted represents the annualized seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at March 31, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	6,499,452	USD	7,069,460	4/4/16	$(326,265)
Brown Brothers Harriman	GBP	9,732,079	USD	13,565,263	4/4/16	(412,428)
Brown Brothers Harriman	USD	13,990,740	GBP	9,732,079	4/4/16	(13,049)
Brown Brothers Harriman	USD	7,407,945	EUR	6,499,452	4/4/16	(12,220)
Brown Brothers Harriman	EUR	5,054,259	USD	5,764,964	5/3/16	8,737
Brown Brothers Harriman	GBP	9,244,670	USD	13,289,860	5/4/16	11,009
						$(744,216)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note

GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$684,218,458	$684,218,458	$—	$—
Preferred Securities - $25 Par Value:
Banks	79,831,486	73,047,174	6,784,312	—
Electric-Integrated Electric	4,303,619	—	4,303,619	—
Other Industries	215,264,492	215,264,492	—	—
Preferred Securities - Capital Securities:
Banks	106,984,955	4,368,320	102,616,635	—
Food	10,604,231	—	6,351,125	4,253,106
Other Industries	276,725,599	—	276,725,599	—
Corporate Bonds	6,910,492	—	6,910,492	—
Short-Term Investments	3,300,000	—	3,300,000	—
Total Investments(a)	$1,388,143,332	$976,898,444	$406,991,782	$4,253,106	(b)
Forward foreign currency exchange contracts	$19,746	$—	$19,746	$—
Total Appreciation in Other Financial Instruments(a)	$19,746	$—	$19,746	$—
Forward foreign currency exchange contracts	$(763,962)	$—	$(763,962)	$—
Total Depreciation in Other Financial Instruments(a)	$(763,962)	$—	$(763,962)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - $25 Par Value - Food
Balance as of December 31, 2015	$11,380,918	$4,215,518	7,165,400
Sales	(2,911,946)	—	(2,911,946)
Realized gain	111,946	—	111,946
Change in unrealized appreciation (depreciation)	85,331	197,625	(112,294)
Transfers out of Level 3(a)	(4,413,143)	(4,413,143)	—
Balance as of March 31, 2016	$4,253,106	$—	$4,253,106

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2016 which were valued using significant unobservable inputs (Level 3) amounted to $(112,294).

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine prices.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2016:

Forward foreign currency exchange contracts $ (744,216)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended March 31, 2016:

Forward foreign currency exchange contracts
Average Notional Balance	$22,266,622
Ending Notional Balance	19,054,824

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At March 31, 2016, the Fund did not have any option contracts outstanding.

Transactions in written options during the three months ended March 31, 2016, were as follows:

	Number
	of Contracts	Premiums
Written options contracts outstanding at December 31, 2015	1,614	72,629
Option contracts expired	(1,614)	(72,629)
Written option contracts outstanding at March 31, 2016	—	$—

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,133,098,093
Gross unrealized appreciation	$259,739,687
Gross unrealized depreciation	(4,694,448)
Net unrealized appreciation	$255,045,239

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 26, 2016